Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about trade and other receivables explanatory [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Current
Trade receivables	$102,112	$136,482	$97,924
Statutory receivables	12,764	13,961	43,808
Receivable from joint venture partners	245	2,808	—
Other receivables	2,032	2,271	10,835
	117,153	155,522	152,567
Non-current
Taxes receivable	17,199	14,394	12,424
Receivable from joint venture partners	20,404	16,414	18,681
Other receivables	1,518	1,651	1,543
	39,121	32,459	32,648
	$156,274	$187,981	$185,215